Document And Entity Information	0 Months Ended
Oct. 28, 2013
Document And Entity Information Element
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	RevenueShares ETF Trust
Central Index Key	0001384032
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 28, 2013